Related Party Transactions (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties		$ 3,563
Yue Zhang [Member]
Related Party Transaction [Line Items]
Due from related parties		683
Jinmo [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 2,880